1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

February 25, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Security Large Cap Value Fund (File No. 811-00487)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement and form of proxy (“Proxy Materials”) for a special meeting of shareholders (“Meeting”) to be held on April 24, 2013.

The Meeting is being held for the purpose of asking shareholders of the Large Cap Value Institutional Fund (the “Fund”) to vote to approve the liquidation and dissolution of the Fund.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials are expected to be mailed to shareholders starting on or about March 7, 2013. Should you have any questions or comments, please contact Michael Megaris of Guggenheim Investments at 913.825.2649 or the undersigned at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

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